SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenues from external customers	$ 1,684	¥ 12,216	¥ 16,072	$ 2,944	¥ 20,306	¥ 18,735	¥ 42,498
Segment profit/(loss) before income tax	(1,052)	(7,634)	4,030	(2,383)	(16,432)	(52,836)	24,179
Income tax expense	(252)	(1,827)	(357)	(850)	(5,864)	(2,135)	(1,258)
(Loss)/Profit for the year				(3,233)	(22,296)	(54,971)	22,921
Depreciation of property, plant and equipment	(14)	(106)	(141)	(44)	(304)	(510)	(565)
Depreciation of right-of-use assets	(98)	(713)	(707)	(205)	(1,413)	(1,366)	(1,663)
Amortization of intangible assets	(54)	(395)	(404)	(118)	(813)	(884)	(156)
Fair value gain/(loss) on financial instrument				146	1,007	(38,349)	31,334
Other income	89	642	731	131	904	(183)	1,616
Finance costs	(266)	(1,930)	(1,822)	(492)	(3,395)	(4,359)	(3,749)
Finance income	1,117	8,101	9,376	2,263	15,607	16,935	15,468
Segment assets	89,454	648,853		57,987	399,991	413,382	527,136
Deferred income tax assets						66	2,920
Total assets				46,388	319,991	333,448	530,056
Segment liabilities	64,007	464,252		29,942	206,534	219,613	209,219
Deferred income tax liabilities		5,266		765	5,276	2,544	10,426
Income tax payable	1,617	11,729		1,556	10,732	9,254	18,612
Total liabilities	55,321			20,664	142,542	151,411	238,257
Elimination of inter-segment receivables	(11,029)	(80,000)		(11,599)	(80,000)	(80,000)
Elimination of inter-segment payables	(11,029)	(80,000)		(11,599)	(80,000)	(80,000)
Consultants shares option expense				(2,342)	(16,152)
Income tax benefit (loss)/benefit	252	(1,827)	(357)
Profit/(Loss) for the period	(1,304)	(9,461)	3,673	(3,233)	(22,296)	(54,971)	22,921
Fair value loss on financial instruments, net	(12)	(86)	559
Income tax benefit (loss)/benefit	(252)	1,827	357
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(53)	(388)	(1,936)	578	3,989	(3,840)	(4,544)
Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(489)	(3,546)	41	(25)	(171)	(357)	(172)
Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets						1,106	554
Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets				(397)	(2,745)	(239)
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(942)	(6,829)	(1,077)
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers	1,684	12,216	16,072	2,944	20,306	18,735	35,631
Segment profit/(loss) before income tax	49	353	3,784	1,414	9,758	(7,216)	(112)
Depreciation of property, plant and equipment	(14)	(103)	(114)	(40)	(275)	(445)	(500)
Depreciation of right-of-use assets	(49)	(359)	(347)	(104)	(713)	(647)	(687)
Amortization of intangible assets	(54)	(395)	(404)	(118)	(813)	(884)	(156)
Fair value gain/(loss) on financial instrument
Other income	20	142	30	30	206	(782)	1,415
Finance costs	(260)	(1,884)	(1,799)	(519)	(3,582)	(4,192)	(3,687)
Finance income	648	4,702	7,857	2,261	15,594	13,537	15,449
Segment assets	43,165	313,098		45,264	312,229	390,895	337,050
Segment liabilities	15,640	113,448		15,526	107,096	113,124	116,140
Consultants shares option expense
Fair value loss on financial instruments, net
Wastewater Treatment [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(53)	(388)	(1,936)	578	3,989	(3,840)	(4,544)
Wastewater Treatment [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(489)	(3,546)	41	(25)	(171)	(357)	(172)
Wastewater Treatment [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets						775	334
Wastewater Treatment [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Wastewater Treatment [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration And Mining [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers							6,867
Segment profit/(loss) before income tax	(10)	(73)	245	(6)	(39)	(161)	(682)
Depreciation of property, plant and equipment		(2)	(26)	(4)	(28)	(62)	(62)
Depreciation of right-of-use assets
Amortization of intangible assets
Fair value gain/(loss) on financial instrument
Other income	69	500	700	101	697	600	200
Finance costs		(1)	(1)		(1)	(1)	(1)
Finance income						1	1
Segment assets	35,188	255,233		41	286	321	39
Segment liabilities	35,633	258,436		478	3,298	3,294	3,013
Consultants shares option expense
Fair value loss on financial instruments, net
Exploration And Mining [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration And Mining [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration And Mining [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration And Mining [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration And Mining [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers
Segment profit/(loss) before income tax	(1,091)	(7,914)	1	(3,791)	(26,151)	(45,459)	24,973
Depreciation of property, plant and equipment		(1)	(1)		(1)	(3)	(3)
Depreciation of right-of-use assets	(49)	(354)	(360)	(101)	(700)	(719)	(976)
Amortization of intangible assets
Fair value gain/(loss) on financial instrument				146	1,007	(38,349)	31,334
Other income			1		1	(1)	1
Finance costs	(6)	(45)	(22)	27	188	(166)	(61)
Finance income	469	3,399	1,519	2	13	3,397	18
Segment assets	11,101	80,522		12,682	87,476	22,166	190,047
Segment liabilities	12,734	92,368		13,938	96,140	103,195	90,066
Consultants shares option expense				(2,342)	(16,152)
Fair value loss on financial instruments, net	(12)	(86)	559
Corporate Activity [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activity [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activity [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets						331	¥ 220
Corporate Activity [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets				$ (397)	¥ (2,745)	¥ (239)
Corporate Activity [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	$ (942)	¥ (6,829)	¥ (1,077)